Segment Information - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) Segment	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)		Dec. 31, 2020 USD ($)	Dec. 31, 2019
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates	€ (480)	€ (298)		€ (580)
Gain (losses) on change in fair value on economic hedges	1,148	761	[1]	(2,270)	[1]
Ineffectiveness fair value hedge	1	4	[1]	2	[1]
Amortization of deferred expenses	136	260		35
Impairment charges (reversals) on non-financial assets and receivables	48	60		128
Other charges	(5)	101	[1]	104	[1]
Discontinued operations [member]
Disclosure of operating segments [line items]
One time tax charge in connection with business reorganization	454
Universal Life Premium Persistency And Increase In Mortality Rate And Lowering Morbidity Improvement Assumption [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates				€ 345
Morbidity Assumption Rate [Member]
Disclosure of operating segments [line items]
Long term morbidity rate				0.75%		0.75%	1.50%
Lifetime Withdrawal benefits [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates		€ 123
Long term interest rate assumed		1.50%		2.00%		2.00%
Commissions and expenses [member]
Disclosure of operating segments [line items]
Restructuring charges	273	€ 240		€ 266
Amortization of VOBA and future servicing rights	11	87		(20)
Commissions and expense include a DPAC/VOBA fair value adjustment	151	(51)		(159)
Impairment charges (reversals) [member]
Disclosure of operating segments [line items]
Impairment (charges) / reversals on financial assets, receivables	20	(45)		266
Impairment charges (reversals) on non-financial assets and receivables	€ 48	60		128
Bottom of range [member]
Disclosure of operating segments [line items]
Long-term expected return on assets rate	3.00%
Top of range [member]
Disclosure of operating segments [line items]
Long-term expected return on assets rate	10.00%
Non-cash changes [member]
Disclosure of operating segments [line items]
Gain (losses) on over- or underperformance of derivatives	€ 2,089	(8)		38
Gain (losses) on change in fair value on economic hedges	(1,303)	(466)		652
Ineffectiveness fair value hedge	€ 4	2		0
Asset management [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment	1
International [member] | Profit Loss [Member]
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation		2		11
International [member] | Life Insurance Gross Premiums [Member]
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation		191		159
International [member] | Other Revenue [Member]
Disclosure of operating segments [line items]
Amount of reclassifications or changes in presentation		11		7
Americas [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment	1
Other income /(charges) expense due to model and assumption updates	€ (354)	(250)		(805)
Other charges		667		91		$ 104
Deferred charges	€ 600
Americas [member] | Lower Interest Rate [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates				€ 460
Long term interest rate assumed				2.75%		2.75%	4.25%
Asia [member]
Disclosure of operating segments [line items]
Number of operating segments | Segment	1
The Netherlands [member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates	€ (118)	€ (52)
The Netherlands [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
One time tax charge in connection with business reorganization	€ 454
The Netherlands [member] | Favourable Longevity Assumption Changes [Member]
Disclosure of operating segments [line items]
Other income /(charges) expense due to model and assumption updates				€ 225

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.